Convertible notes - Schedule of convertible notes (Details) - CAD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2019	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance		$ 210,819	$ 53,251	$ 0
Converted into common shares		(255,718)
Repayment of debt		0			$ (31,644)
Less fair value of conversion feature					(30,688)
Accrued interest and accretion expense			321,313	9,019
Ending balance		0	$ 78,796	53,251	210,819
Convertible notes [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		210,819		$ 0	521,515
Related party loans transferred to convertible notes					192,561
Converted into common shares	$ (560,007)	(255,718)			(620,897)
Repayment of debt	$ (31,644)				(31,644)
Less fair value of conversion feature					(30,688)
Accrued interest and accretion expense		16,769			74,707
Accretion expenses		28,130			105,265
Ending balance		$ 0			$ 210,819